Filed under Rule 497(e)

Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated May 1, 2013

The following change is effective immediately:

Technology Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section, with respect to the portfolio manager disclosure for Columbia Management Investment Advisers, LLC (“Columbia”) all reference to Benjamin Lu is deleted in its entirety.

In the section titled “MANAGEMENT,” under the “Information about the Subadvisers” in the portfolio manager information for Columbia for the Portfolio, all reference to Benjamin Lu is deleted in its entirety.

Please retain this supplement for future reference.

Date:    October 11, 2013

Filed under Rule 497(e)
Registration No. 811-7238

SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2013

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Columbia Management Investment Advisers, LLC all reference to Benjamin Lu is deleted in its entirety.

Please retain this supplement for future reference.

Dated: October 11, 2013